Office and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Office and Equipment [Abstract]
Acquired vehicles		$ 42,184
Asset purchase agreement	$ 54,978
Depreciation expenses	$ 21,667	$ 31,217